Prepayments - Schedule of Prepayments (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Jun. 30, 2025 SGD ($)
Schedule of Prepayments [Abstract]
Hardware product prepayment	$ 1,665,536	$ 2,141,712
Total prepayments	$ 1,665,536	$ 2,141,712